Condensed Statements of Operations - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
General and administrative expenses	$ 3,099,387	$ 165,209	$ 22,966	$ 3,763,435	$ 213,745	$ 562,220
Loss from operations	(3,099,387)	(165,209)	(22,966)	(3,763,435)	(213,745)	(562,220)
Other Income (expense):
Interest income and realized gain from sale from investments held in Trust Account	6,928	69,247	0	13,780	1,831,868	1,845,877
Warrant issuance costs		(343)			(1,044,453)	(1,044,453)
Excess of the fair value of private placement warrants over cash received					(2,932,800)	(2,932,800)
Unrealized gain (loss) on fair value changes of warrants	1,216,400	1,542,800		13,644,800	12,792,000	(7,813,200)
Net income (loss)	$ (1,876,059)	$ 1,446,495	$ (22,966)	$ 9,895,145	$ 10,432,870	$ (10,506,796)
Class A Common Stock
Other Income (expense):
Weighted average shares outstanding of ordinary shares, basic and diluted	27,600,000	27,600,000	0	27,600,000	27,600,000	27,600,000
Basic and diluted net income (loss) per ordinary share	$ 0.00	$ 0.00	$ 0	$ 0.00	$ 0.02	$ 0.07
Class B common stock
Other Income (expense):
Weighted average shares outstanding of ordinary shares, basic and diluted	6,900,000	6,687,363	6,000,000	6,900,000	6,687,363	6,794,262
Basic and diluted net income (loss) per ordinary share	$ (0.27)	$ 0.21	$ 0.00	$ 1.43	$ 1.29	$ (1.82)